Derivatives and hedging activities	12 Months Ended
Dec. 31, 2023
Derivatives and hedging activities
31 Derivatives and hedging activities
Derivatives are generally either privately negotiated OTC contracts or standard contracts transacted through regulated exchanges. The Bank’s most frequently used freestanding derivative products, entered into for trading and risk management purposes, include interest rate, credit default and cross-currency swaps, interest rate and foreign exchange options, interest rate and foreign exchange forward contracts and foreign exchange and interest rate futures.
The Bank also enters into contracts that are not considered derivatives in their entirety but include embedded derivative features. Such transactions primarily include issued and purchased structured debt instruments where the return may be calculated by reference to an equity security, index or third-party credit risk, or that have non-standard interest or foreign exchange terms.
On the date a derivative contract is entered into, the Bank designates it as belonging to one of the following categories:
■ trading activities;
■ a risk management transaction that does not qualify as a hedge under accounting standards (referred to as an economic hedge);
■ a hedge of the fair value of a recognized asset or liability;
■ a hedge of the variability of cash flows to be received or paid relating to a recognized asset or liability or a forecasted transaction; or
■ a hedge of a net investment in a foreign operation.
Trading activities
The Bank is active in most of the principal trading markets and transacts in many trading and hedging products. As noted above, this includes the use of swaps, futures, options and structured products, such as custom transactions using combinations of derivatives, in connection with its sales and trading activities. Trading activities include market-making, positioning and arbitrage activities. The majority of the Bank’s derivatives were used for trading activities.
Economic hedges
Economic hedges arise when the Bank enters into derivative contracts for its own risk management purposes, but the contracts entered into do not qualify for hedge accounting under US GAAP. These economic hedges include the following types:
■ interest rate derivatives to manage net interest rate risk on certain core banking business assets and liabilities;
■ foreign exchange derivatives to manage foreign exchange risk on certain core banking business revenue and expense items, as well as on core banking business assets and liabilities;
■ credit derivatives to manage credit risk on certain loan portfolios;
■ futures to manage risk on equity positions including convertible bonds; and
■ equity derivatives to manage equity/index risks on certain structured products.
Derivatives used in economic hedges are included as trading assets or trading liabilities in the consolidated balance sheets.
Hedge accounting
Fair value hedges
The Bank designates fair value hedges as part of an overall interest rate risk management strategy that incorporates the use of derivative instruments to minimize fluctuations in earnings that are caused by interest rate volatility. The Bank uses derivatives to hedge for changes in fair value as a result of the interest rate risk associated with loans, debt securities held as available-for-sale and long-term debt instruments.
Cash flow hedges
The Bank hedges the variability in interest cash flows mainly on mortgages, loans and reverse repurchase agreements by using interest rate swaps to convert variable rate assets to fixed rates. Further, the Bank uses foreign currency forwards to hedge the foreign currency risk associated with certain forecasted transactions. As of the end of 2023, the maximum length of time over which the Bank hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was 12 months.
Net investment hedges
The Bank designates net investment hedges as part of its strategy to hedge selected net investments in foreign operations against adverse movements in foreign exchange rates, typically using forward foreign exchange contracts.
Hedge effectiveness assessment
The Bank assesses the effectiveness of hedging relationships both prospectively and retrospectively. The prospective assessment is made both at the inception of a hedging relationship and on an ongoing basis, and requires the Bank to justify its expectation that the relationship will be highly effective over future periods. The retrospective assessment is also performed on an ongoing basis and requires the Bank to determine whether or not the hedging relationship has actually been effective.
Fair value of derivative instruments
The tables below present gross derivative replacement values by type of contract and whether the derivative is used for trading purposes or in a qualifying hedging relationship. Notional amounts have also been provided as an indication of the volume of derivative activity within the Bank.
Information on bifurcated embedded derivatives has not been included in these tables. Under US GAAP, the Bank elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value.
> Refer to “Note 34 – Financial instruments” for further information.
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2023	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	1,238.7	0.0	0.0	0.0	0.0	0.0
Swaps	4,321.1	13.2	12.4	118.4	0.0	0.0
Options bought and sold (OTC)	446.9	5.0	5.2	0.0	0.0	0.0
Futures	86.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.7	0.0	0.0	0.0	0.0	0.0
Interest rate products	6,096.0	18.2	17.6	118.4	0.0	0.0
Forwards	278.6	3.3	4.9	22.6	0.2	0.6
Swaps	287.3	9.3	11.0	0.0	0.0	0.0
Options bought and sold (OTC)	49.8	1.3	1.4	0.0	0.0	0.0
Futures	0.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.4	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	617.5	13.9	17.3	22.6	0.2	0.6
Forwards	0.1	0.0	0.0	0.0	0.0	0.0
Swaps	10.2	0.6	0.2	0.0	0.0	0.0
Options bought and sold (OTC)	70.1	2.6	3.6	0.0	0.0	0.0
Futures	7.7	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	122.5	5.7	5.1	0.0	0.0	0.0
Equity/index-related products	210.6	8.9	8.9	0.0	0.0	0.0
Credit derivatives [2]	156.4	1.0	1.5	0.0	0.0	0.0
Forwards	3.7	0.1	0.1	0.0	0.0	0.0
Swaps	4.8	0.6	0.1	0.0	0.0	0.0
Options bought and sold (OTC)	4.0	0.1	0.1	0.0	0.0	0.0
Futures	0.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.2	0.0	0.0	0.0	0.0	0.0
Other products [3]	14.3	0.8	0.3	0.0	0.0	0.0
Total derivative instruments	7,094.8	42.8	45.6	141.0	0.2	0.6
The notional amount, PRV and NRV (trading and hedging) was CHF 7,235.8 billion, CHF 43.0 billion and CHF 46.2 billion, respectively, as of December 31, 2024.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2022	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	2,088.2	1.7	1.7	0.0	0.0	0.0
Swaps	9,140.3	24.3	21.7	130.1	0.1	1.8
Options bought and sold (OTC)	644.4	8.2	8.6	0.0	0.0	0.0
Futures	144.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	35.9	0.0	0.0	0.0	0.0	0.0
Interest rate products	12,053.7	34.2	32.0	130.1	0.1	1.8
Forwards	701.4	8.7	10.0	17.7	0.1	0.2
Swaps	353.5	14.3	13.5	0.0	0.0	0.0
Options bought and sold (OTC)	167.5	2.5	2.7	0.0	0.0	0.0
Futures	4.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.8	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,229.3	25.5	26.2	17.7	0.1	0.2
Forwards	0.3	0.0	0.0	0.0	0.0	0.0
Swaps	22.8	0.9	0.7	0.0	0.0	0.0
Options bought and sold (OTC)	181.4	5.2	7.5	0.0	0.0	0.0
Futures	42.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	469.3	18.9	18.5	0.0	0.0	0.0
Equity/index-related products	715.8	25.0	26.7	0.0	0.0	0.0
Credit derivatives [2]	352.0	3.2	3.4	0.0	0.0	0.0
Forwards	6.9	0.1	0.1	0.0	0.0	0.0
Swaps	9.5	0.7	0.4	0.0	0.0	0.0
Options bought and sold (OTC)	8.8	0.1	0.1	0.0	0.0	0.0
Futures	12.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.7	0.1	0.0	0.0	0.0	0.0
Other products [3]	40.5	1.0	0.6	0.0	0.0	0.0
Total derivative instruments	14,391.3	88.9	88.9	147.8	0.2	2.0
The notional amount, PRV and NRV (trading and hedging) was CHF 14,539.1 billion, CHF 89.1 billion and CHF 90.9 billion, respectively, as of December 31, 2022.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Gains or (losses) on fair value hedges
in	2023	2022	2021
Interest rate products (CHF million)
Hedged items [1]	485	4,677	1,523
Derivatives designated as hedging instruments [1]	(557)	(4,355)	(1,448)
The accrued interest on fair value hedges is recorded in net interest income and is excluded from this table.
1 Included in net interest income.
Hedged items in fair value hedges
	2023					2022
	Hedged items					Hedged items
end of	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]
Assets (CHF billion)
Investment securities	0.0	0.0		0.0		0.8	(0.1)		0.0
Net loans	40.8	0.8		(1.6)		29.0	(1.3)		(0.7)
Liabilities (CHF billion)
Long-term debt	64.1	0.6		(3.7)		72.0	(1.0)		(4.4)
1 Relates to the cumulative amount of fair value hedging adjustments included in the carrying amount.
2 Relates to the cumulative amount of fair value hedging adjustments remaining for any hedged items for which hedge accounting has been discontinued.
Cash flow hedges
in	2023	2022	2021
Interest rate products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	407	(474)	(314)
Gains/(losses) reclassified from AOCI into interest and dividend income	(299)	1,018	7
Foreign exchange products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	14	(56)	(9)
Total other operating expenses	3	(60)	34
Gains/(losses) reclassified from AOCI into income	3	(60)	34
The net loss associated with cash flow hedges expected to be reclassified from AOCI within the next 12 months was CHF 347 million.
Net investment hedges
in	2023	2022	2021
Foreign exchange products (CHF million)
Gains/(losses) recognized in the cumulative translation adjustments section of AOCI	(497)	(15)	51
Gains/(losses) reclassified from the cumulative translation adjustments section of AOCI into other revenues	4	0	0
The Bank includes all derivative instruments not included in hedge accounting relationships in its trading activities.
> Refer to “Note 7 – Trading revenues” for gains and losses on trading activities by product type.
Disclosures relating to contingent credit risk
Certain of the Bank’s derivative instruments contain provisions that require the maintenance of contractually specified credit ratings from each of the major credit rating agencies. If the ratings fall below the level specified in the contract, the counterparties to the agreement could request payment of additional collateral on those derivative instruments that are in a net liability position. Certain of the derivative contracts also provide for termination of the contract, generally upon a downgrade of the contractually specified credit ratings. Such derivative contracts are reflected at close-out costs.
The following table provides the Bank’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and SPEs that include credit support agreements, the related collateral posted and the additional collateral that could be called by counterparties in the event of a one, two or three-notch downgrade in the contractually specified credit ratings. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure is the contractual amount that is used to determine the collateral payable in the event of a downgrade. The contractual amount could include both the NRV and a percentage of the notional value of the derivative.
Contingent credit risk
	2023				2022
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	0.4	0.1	0.0	0.5	1.2	0.1	0.1	1.4
Collateral posted	0.3	0.1	–	0.4	1.0	0.1	–	1.1
Impact of a one-notch downgrade event	0.3	0.0	0.0	0.3	0.4	0.0	0.1	0.5
Impact of a two-notch downgrade event	0.3	0.0	0.1	0.4	0.5	0.1	0.2	0.8
Impact of a three-notch downgrade event	0.4	0.0	0.1	0.5	0.5	0.1	0.2	0.8
The impact of a downgrade event reflects the amount of additional collateral required for bilateral counterparties and special purpose entities and the amount of additional termination expenses for accelerated terminations, respectively.

Credit derivatives
Credit derivatives are contractual agreements in which the buyer generally pays a fee in exchange for a contingent payment by the seller if there is a credit event on the underlying referenced entity or asset. They are generally privately negotiated OTC contracts, with numerous settlement and payment terms, and most are structured so that they specify the occurrence of an identifiable credit event, which can include bankruptcy, insolvency, receivership, material adverse restructuring of debt or failure to meet obligations when due.
The Bank enters into credit derivative contracts in the normal course of business, buying and selling protection to facilitate client transactions and as a market maker. This includes providing structured credit products for its clients to enable them to hedge their credit risk. The referenced instruments of these structured credit products are both investment grade and non-investment grade and could include corporate bonds, sovereign debt, asset-backed securities (ABS) and loans. These instruments can be formed as single items (single-named instruments) or combined on a portfolio basis (multi-named instruments). The Bank purchases protection to economically hedge various forms of credit exposure, for example, the economic hedging of loan portfolios or other cash positions. Finally, the Bank also takes proprietary positions which can take the form of either purchased or sold protection.
The credit derivatives most commonly transacted by the Bank are CDS and credit swaptions. CDSs are contractual agreements in which the buyer of the swap pays an upfront and/or a periodic fee in return for a contingent payment by the seller of the swap following a credit event of the referenced entity or asset. Credit swaptions are options with a specified maturity to buy or sell protection under a CDS on a specific referenced credit event.
In addition, to reduce its credit risk, the Bank enters into legally enforceable netting agreements with its derivative counterparties. Collateral on these derivative contracts is usually posted on a net counterparty basis and cannot be allocated to a particular derivative contract.
> Refer to “Note 26 – Offsetting of financial assets and financial liabilities” for further information on netting.
Credit protection sold
Credit protection sold is the maximum potential payout, which is based on the notional value of derivatives and represents the amount of future payments that the Bank would be required to make as a result of credit risk-related events. The Bank believes that the maximum potential payout is not representative of the actual loss exposure based on historical experience. This amount has not been reduced by the Bank’s rights to the underlying assets and the related cash flows. In accordance with most credit derivative contracts, should a credit event (or settlement trigger) occur, the Bank is usually liable for the difference between the credit protection sold and the recourse it holds in the value of the underlying assets. The maximum potential amount of future payments has not been reduced for any cash collateral paid to a given counterparty as such payments would be calculated after netting all derivative exposures, including any credit derivatives with that counterparty in accordance with a related master netting agreement. Due to such netting processes, determining the amount of collateral that corresponds to credit derivative exposures only is not possible.
To reflect the quality of the payment risk on credit protection sold, the Bank assigns an internally generated rating to those instruments referenced in the contracts. Internal ratings are assigned by experienced credit analysts based on expert judgment that incorporates analysis and evaluation of both quantitative and qualitative factors. The specific factors analyzed, and their relative importance, are dependent on the type of counterparty. The analysis emphasizes a forward-looking approach, concentrating on economic trends and financial fundamentals, and making use of peer analysis, industry comparisons and other quantitative tools. External ratings and market information are also used in the analysis process where available.
Credit protection purchased
Credit protection purchased represents those instruments where the underlying reference instrument is identical to the reference instrument of the credit protection sold. The maximum potential payout amount of credit protection purchased for each individual identical underlying reference instrument may be greater or lower than the notional amount of protection sold.
The Bank also considers estimated recoveries that it would receive if the specified credit event occurred, including both the anticipated value of the underlying referenced asset that would, in most instances, be transferred to the Bank and the impact of any purchased protection with an identical reference instrument and product type.
Other protection purchased
In the normal course of business, the Bank purchases protection to offset the risk of credit protection sold that may have similar, but not identical, reference instruments, and may use similar, but not identical, products, which reduces the total credit derivative exposure. Other protection purchased is based on the notional value of the instruments.
The Bank purchases its protection from banks and broker dealers, other financial institutions and other counterparties.
Fair value of credit protection sold
The fair values of the credit protection sold give an indication of the amount of payment risk, as the negative fair values increase when the potential payment under the derivative contracts becomes more probable.
Credit protection sold/purchased
The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” table. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.
Total return swaps (TRS) of CHF 2.5 billion and CHF 5.9 billion as of December 31, 2023 and 2022, respectively, were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.
Credit protection sold/purchased
	2023							2022
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(18.0)	15.4		(2.6)	6.3		0.0	(52.8)	48.6		(4.2)	10.6		0.2
Non-investment grade	(6.6)	5.0		(1.6)	2.1		0.1	(22.3)	20.7		(1.6)	4.9		(0.2)
Total single-name instruments	(24.6)	20.4		(4.2)	8.4		0.1	(75.1)	69.3		(5.8)	15.5		0.0
of which sovereign	(4.1)	3.0		(1.1)	2.7		0.0	(12.8)	11.3		(1.5)	4.4		(0.1)
of which non-sovereign	(20.5)	17.4		(3.1)	5.7		0.1	(62.3)	58.0		(4.3)	11.1		0.1
Multi-name instruments (CHF billion)
Investment grade [2]	(36.4)	35.1		(1.3)	2.0		0.1	(54.3)	50.8		(3.5)	8.9		0.1
Non-investment grade	(11.5)	10.6		(0.9)	3.2	[3]	(0.3)	(30.9)	28.4		(2.5)	9.5	[3]	(0.6)
Total multi-name instruments	(47.9)	45.7		(2.2)	5.2		(0.2)	(85.2)	79.2		(6.0)	18.4		(0.5)
of which non-sovereign	(47.9)	45.7		(2.2)	5.2		(0.2)	(85.2)	79.2		(6.0)	18.4		(0.5)
Total instruments (CHF billion)
Investment grade [2]	(54.4)	50.5		(3.9)	8.3		0.1	(107.1)	99.4		(7.7)	19.5		0.3
Non-investment grade	(18.1)	15.6		(2.5)	5.3		(0.2)	(53.2)	49.1		(4.1)	14.4		(0.8)
Total instruments	(72.5)	66.1		(6.4)	13.6		(0.1)	(160.3)	148.5		(11.8)	33.9		(0.5)
of which sovereign	(4.1)	3.0		(1.1)	2.7		0.0	(12.8)	11.3		(1.5)	4.4		(0.1)
of which non-sovereign	(68.4)	63.1		(5.3)	10.9		(0.1)	(147.5)	137.2		(10.3)	29.5		(0.4)
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.
The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.
Credit derivatives
end of	2023	2022
Credit derivatives (CHF billion)
Credit protection sold	72.5	160.3
Credit protection purchased	66.1	148.5
Other protection purchased	13.6	33.9
Other instruments [1]	4.2	9.3
Total credit derivatives	156.4	352.0
1 Consists of total return swaps and other derivative instruments.
The segregation of the future payments by maturity range and underlying risk gives an indication of the current status of the potential for performance under the derivative contracts.
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2023 (CHF billion)
Single-name instruments	4.3	19.2	1.1	24.6
Multi-name instruments	10.3	33.1	4.5	47.9
Total instruments	14.6	52.3	5.6	72.5
2022 (CHF billion)
Single-name instruments	10.0	61.8	3.3	75.1
Multi-name instruments	6.5	71.5	7.2	85.2
Total instruments	16.5	133.3	10.5	160.3